UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Costs and Expenses.
Loss from operations	$ (2,615,915)		$ (7,742,249)
Other Income (Expense), Net
Interest income	5,562		74,562
Change in fair value of warrant liabilities	1,012,500		(9,160,500)
Net loss	(1,603,126)		(16,835,187)
Sunlight
Revenue	26,203,000	$ 10,199,000	50,990,000	$ 23,272,000
Costs and Expenses.
Cost of revenues (exclusive of items shown separately below)	5,337,000	2,300,000	10,191,000	5,247,000
Compensation and benefits	8,108,000	6,273,000	16,120,000	12,723,000
Selling, general, and administrative	1,204,000	542,000	3,120,000	1,822,000
Property and technology	1,420,000	1,065,000	2,628,000	2,048,000
Depreciation and amortization	801,000	815,000	1,610,000	1,618,000
Provision for losses	436,000	354,000	1,172,000	478,000
Management fees to affiliate	100,000	100,000	200,000	200,000
Costs and Expenses	17,406,000	11,449,000	35,041,000	24,136,000
Loss from operations	8,797,000	(1,250,000)	15,949,000	(864,000)
Other Income (Expense), Net
Interest income	112,000	119,000	253,000	276,000
Interest expense	(317,000)	(169,000)	(572,000)	(328,000)
Change in fair value of warrant liabilities	(1,451,000)	(13,000)	(4,065,000)	29,000
Change in fair value of contract derivatives, net	69,000	184,000	(787,000)	455,000
Realized gains on contract derivatives, net	719,000	89,000	2,986,000	121,000
Other income (expense)	209,000	(114,000)	621,000	(390,000)
Business combination expenses	(2,895,000)		(6,482,000)
Nonoperating Income (Expense)	(3,554,000)	96,000	(8,046,000)	163,000
Net loss	$ 5,243,000	$ (1,154,000)	$ 7,903,000	$ (701,000)